Document and Entity Information	0 Months Ended
Aug. 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 12, 2014
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Aug. 12, 2014
Document Effective Date	Aug. 12, 2014
Prospectus Date	Mar. 01, 2014
Dreyfus Global Real Estate Securities | Class A
Risk/Return:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities | Class C
Risk/Return:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities | Class I
Risk/Return:
Trading Symbol	DRLIX
Dreyfus Global Real Estate Securities | Class Y
Risk/Return:
Trading Symbol	DRLYX